Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Advances To Suppliers
Prepaid And Other Current Assets [Line Items]
Allowances	131	70
Other Receivables
Prepaid And Other Current Assets [Line Items]
Allowances	588	617